Investment Securities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Nov. 30, 2023 USD ($)
Investment Securities [Line Items]
Partnership return amount	¥ 10,000,000
Interest rate percentage	8.00%	8.00%
Principle and interests term	3 years	3 years
Amortized cost	¥ 196,098,179		¥ 237,171,123
Credit loss	8,741,132		8,195,326
Held-to-maturity debt securities have an amortized cost			4,510,285
Allowance for credit loss			1,564,039
Convertible fair value	¥ 40,876,080	$ 600,000	¥ 35,499,500
CNF FAMILY OFFICE LIMITED [Member]
Investment Securities [Line Items]
Convertible fair value | $				$ 5,000,000